BUSINESS COMBINATION (Narrative) (Details) € in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 07, 2016
Percentage of Consideration of acquistion		100.00%	100.00%
United States of America, Dollars
Consideration from Acquistion | $		$ 317
Additional pay to acquistion of tender | $	[1]	106
Excess of purchase price over the net assets acquired | $		398
United States of America, Dollars | Maximum [Member]
Consideration from Acquistion | $		$ 317
Euro Member Countries, Euro [Member]
Consideration from Acquistion | €			€ 300
Additional pay to acquistion of tender | €	[1]		100
Excess of purchase price over the net assets acquired | €			377
Euro Member Countries, Euro [Member] | Maximum [Member]
Consideration from Acquistion | €			€ 300
Subsidiary [Member]
Percentage of acquistion of outstanding shares				51.00%
Third Party [Member]
Percentage of acquistion of outstanding shares				49.00%

[1]	Amounts are reflected in accrued expenses and other liabilities on the balance sheet at December 31, 2016.